Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Expense [Abstract]
Schedule of Rates of Tax Applicable in Countries	Overseas tax is calculated at rates of tax applicable in countries in which the Group is assessable for tax:
	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Hong Kong profits tax:
- Charge for the year	771	4,261	12,926
- Overprovision in prior year	—	(800)	—
The People’s Republic of China withholding tax:
- Charge for the year	868	993	641
Other jurisdictions:
- Charge for the year	—	—	80
Deferred tax	—	(140)	(242)
	1,639	4,314	13,405

Schedule of Reconciliation of Tax Expense and Profit Before Tax

A income tax expense can be reconciled to profit before taxation as follows:

	For the year ended December 31,
	2024	2023	2022
	US$	US$	US$
Profit before tax	55,217	157,697	173,871

Tax at statutory tax rate of domestic income tax rate	13,804	26,020	28,689
Tax effect of foreign tax jurisdictions	(40)	108	34
Tax effect of two-tiered profit tax rate	-	(21)	(21)
Tax effect of non-taxable income	(24,150)	(31,954)	(15,604)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(1,076)	(1,412)	(2,591)
Tax effect of non-deductible expenses	9,776	4,743	2,265
Tax effect of unrecognized temporary difference	-	—	(1)
Overprovision in prior year	-	(800)	—
Tax effect of tax loss not recognized	2,515	6,637	—
Utilization of tax losses previously not recognized	(58)	—	(7)
Withholding tax on the dividend income	868	993	641
Income tax expense	1,639	4,314	13,405